Receivables (Tables)	12 Months Ended
Dec. 31, 2024
Trade and other receivables [abstract]
Trade accounts receivable, net
The trade accounts receivable, net, per segment are as follows:
Philips Group
Trade accounts receivable, net in millions of EUR

	2023	2024
Diagnosis & Treatment	1,688	1,687
Connected Care	1,105	1,064
Personal Health	576	575
Other	177	187
Trade accounts receivable, net	3,546	3,513

Age analysis of receivables
The aging analysis of trade accounts receivable, net, representing current and overdue but not fully impaired receivables, is as follows:
Philips Group
Aging analysis in millions of EUR

	2023	2024
Current	3,132	3,154
Overdue 1-30 days	117	141
Overdue 31-180 days	234	194
Overdue more than 180 days	63	24
Trade accounts receivable, net	3,546	3,513

Allowance for accounts receivable
The changes in the allowance for doubtful accounts receivable are as follows:
Philips Group
Allowance for accounts receivable in millions of EUR

	2023	2024
Balance as of January 1	226	216
Additions charged to expense	27	112
Deductions from allowance¹	(26)	(88)
Transfer to assets held for sale	(1)	-
Other movements	(10)	5
Balance as of December 31	216	245
[1]Write-offs for which an allowance was previously provided.